FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Long-term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Equity securities without readily determinable fair values	$ 438,534	$ 404,848
Other	0	6,368
Total long-term investments	$ 438,534	$ 411,216